Pioneer Variable Contracts Trust
Pioneer Bond

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 108.0%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)
	Building & Construction Products — 0.0%†
25,000(b)	MIWD Holdco II LLC, Term Loan, 3/20/31	$ 25,148
	Total Building & Construction Products	$25,148
	Chemicals-Diversified — 0.0%†
44,100	LSF11 A5 HoldCo LLC, Term Loan, 8.942% (Term SOFR + 350 bps), 10/15/28	$ 44,169
	Total Chemicals-Diversified	$44,169
	Chemicals-Specialty — 0.1%
62,715	Mativ Holdings, Inc., Term B Loan, 9.195% (Term SOFR + 375 bps), 4/20/28	$ 62,793
	Total Chemicals-Specialty	$62,793
	Electric-Generation — 0.0%†
58,702	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	$ 58,996
	Total Electric-Generation	$58,996
	Electronic Composition — 0.0%†
10,960	Energy Acquisition LP, First Lien Initial Term Loan, 9.677% (Term SOFR + 425 bps), 6/26/25	$ 10,951
	Total Electronic Composition	$10,951
	Finance-Leasing Company — 0.1%
60,659	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.929% (Term SOFR + 150 bps), 2/12/27	$ 60,731
	Total Finance-Leasing Company	$60,731
	Medical-Wholesale Drug Distribution — 0.1%
60,142	Owens & Minor, Inc., Term B-1 Loan, 9.18% (Term SOFR + 375 bps), 3/29/29	$ 60,480
	Total Medical-Wholesale Drug Distribution	$60,480
	Metal Processors & Fabrication — 0.0%†
53,488	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 53,354
	Total Metal Processors & Fabrication	$53,354
	Total Senior Secured Floating Rate Loan Interests (Cost $373,593)	$376,622

	Asset Backed Securities — 7.3% of Net Assets
249,491(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.591% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 247,990
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	304,691
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	101,906
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.29% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	240,062
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.619% (SOFR30A + 230 bps), 1/15/37 (144A)	260,284
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.775% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	340,913
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	124,864
186,758	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	164,358
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.619% (SOFR30A + 230 bps), 2/15/37 (144A)	164,075
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.514% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	241,383
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	150,029
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	78,277
125,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	105,439

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	$ 192,632
375,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	369,977
121,087	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	113,216
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	89,623
330,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	310,433
288,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	264,877
29,577	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	29,374
15,145(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	13,894
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	309,935
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	365,969
331,314(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	312,734
314,068(d)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	287,962
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	243,685
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	144,529
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.418% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	247,779
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.241% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	120,300
195,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	151,823
78,024	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	70,374
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	101,758
178,642	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	158,884
6,777	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	6,769
163,335	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	163,008
69,448	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	61,802
37,261	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	35,819
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	165,585
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	98,010
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.917% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	246,550
228,296(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	231,558
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	267,583
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	91,717
125,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	119,065
235,000(d)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	232,204
175,982	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	174,762
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.236% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	244,687
107,211	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	99,470
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.269% (SOFR30A + 195 bps), 11/15/38 (144A)	334,815
200,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	197,739
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	159,632
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	101,141
41,006	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	39,013
220,355	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	210,122
	Total Asset Backed Securities (Cost $10,138,367)	$9,705,080

	Collateralized Mortgage Obligations—7.5% of Net Assets
122,301(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 106,460
450,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	333,199

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	$ 88,047
180,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	135,855
230,494(c)	CIM Trust, Series 2021-J1, Class B1, 2.66%, 3/25/51 (144A)	183,740
400,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	331,328
92,851(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	74,025
9,561(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 7.885% (SOFR30A + 256 bps), 7/25/31 (144A)	9,584
22,969(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.435% (SOFR30A + 211 bps), 1/25/40 (144A)	23,213
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.32% (SOFR30A + 300 bps), 1/25/42 (144A)	87,340
200,000(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	148,596
150,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	110,775
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.27% (SOFR30A + 395 bps), 9/26/33 (144A)	206,629
12,097	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	12,232
167,511(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.117% (SOFR30A + 644 bps), 8/15/42	19,987
78,684(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	16,245
103,553(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	21,157
339	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	336
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	441,034
70,085(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	14,486
404,230(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	69,278
365,099(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 0.01% (1 Month Term SOFR + 324 bps), 1/20/50	5,970
165,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	110,631
65,564(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	61,141
317,284(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	251,423
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.085% (SOFR30A + 176 bps), 5/25/29 (144A)	68,981
130,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	123,379
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	92,878
161,341(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.225%, 7/25/51 (144A)	135,631
428,104(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	342,985
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	69,468
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	66,612
358,377	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	329,707
233,486(c)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 4.924%, 10/25/49 (144A)	220,145
142,136(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.163%, 2/25/52 (144A)	116,410
127,978(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.14%, 4/25/52 (144A)	104,346
102,395(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.978%, 10/25/51 (144A)	82,572
215,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	144,290
275,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.52%, 7/25/52 (144A)	173,178
10,554(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	10,158
415,552(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	328,773
278,956(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.668%, 6/25/51 (144A)	220,326
191,113(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.32%, 3/25/52 (144A)	156,507
60,196(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	54,836
400,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	325,518
57,719(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	53,146

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	$ 164,690
67,920(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.685% (SOFR30A + 536 bps), 10/25/30 (144A)	69,048
323,439(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	251,026
184,925(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	149,790
150,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.02% (SOFR30A + 270 bps), 7/25/33 (144A)	152,074
140,589(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	112,226
370,950(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	293,595
305,156(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	242,194
329,403(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	266,895
400,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	266,318
63,997(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	53,496
188,716(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	158,959
5,014(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	4,883
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	92,230
360,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.635% (SOFR30A + 431 bps), 2/25/47 (144A)	399,429
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.594% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	138,588
354,090(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	292,573
250,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.72% (SOFR30A + 340 bps), 11/25/33 (144A)	255,162
166,884(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.235%, 1/25/52 (144A)	136,479
95,329(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	90,519
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	66,454
345,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	210,421
	Total Collateralized Mortgage Obligations (Cost $11,978,485)	$9,949,606

	Commercial Mortgage-Backed Securities—4.1% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.169% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 140,503
123,944(d)(e)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.01%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	238,047
200,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	111,559
100,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.831%, 4/15/55	87,374
500,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	424,357
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	355,974
450,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.335% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	441,000
234,973	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	223,683
918,703(c)(e)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.875%, 7/15/47	199
173,818	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	169,662
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.32% (SOFR30A + 400 bps), 11/25/51 (144A)	220,714
150,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.068%, 7/25/27 (144A)	138,595
109,062(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.884% (SOFR30A + 256 bps), 10/25/28	102,864
100,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	94,157
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.734% (SOFR30A + 241 bps), 6/25/26 (144A)	129,341
106,690(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.834% (SOFR30A + 251 bps), 7/25/29 (144A)	98,917
96,694(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	94,123
652,424(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	23,175
250,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.54% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	240,495
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	304,612

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	$ 231,240
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	236,172
1,600,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.121%, 6/15/51	7,435
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	206,450
60,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.12%, 3/15/48	48,426
250,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	221,434
150,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.676% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	150,562
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	53,975
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.394% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	214,651
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.257% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	327,031
200,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	204,672
	Total Commercial Mortgage-Backed Securities (Cost $6,192,577)	$5,541,399

	Corporate Bonds — 36.5% of Net Assets
	Aerospace & Defense — 0.4%
119,000	Boeing Co., 3.75%, 2/1/50	$ 82,781
480,000	Boeing Co., 3.90%, 5/1/49	342,010
125,000	Boeing Co., 5.805%, 5/1/50	118,266
	Total Aerospace & Defense	$543,057
	Agriculture — 0.5%
282,000	BAT Capital Corp., 6.00%, 2/20/34	$ 285,538
385,000	Philip Morris International, Inc., 5.25%, 2/13/34	381,587
	Total Agriculture	$667,125
	Airlines — 0.4%
190,376	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 172,291
38,925	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	35,807
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	83,135
132,372	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	113,946
49,025	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	45,425
53,932	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	53,065
	Total Airlines	$503,669
	Auto Manufacturers — 1.8%
80,000	Cummins, Inc., 5.15%, 2/20/34	$ 80,741
135,000	Cummins, Inc., 5.45%, 2/20/54	138,019
125,000	Ford Motor Co., 6.10%, 8/19/32	126,664
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	172,932
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	213,232
216,000	General Motors Co., 6.60%, 4/1/36	229,620
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	85,922
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	400,449
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	298,660
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	301,675
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	119,949
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	288,488
	Total Auto Manufacturers	$2,456,351

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 155,650
	Total Auto Parts & Equipment	$155,650
	Banks — 13.4%
800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 650,450
535,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	534,704
270,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	268,647
200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	201,777
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	310,590
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	498,490
200,000	Banco Santander S.A., 6.938%, 11/7/33	220,908
375,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	311,109
663,000(c)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	589,119
65,000(c)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	65,056
150,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	156,632
590,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	534,829
440,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	441,873
260,000(c)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	276,989
255,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	222,817
200,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	200,014
390,000(c)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	319,602
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	196,230
260,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	277,893
250,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	205,019
185,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	178,352
75,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	74,892
365,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	332,055
255,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	255,541
570,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	568,652
235,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	195,525
286,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month Term SOFR + 146 bps), 9/29/25	282,557
215,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	206,945
355,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	311,132
375,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	313,259
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	205,492
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	185,273
635,000(c)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	481,767
245,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	261,276
335,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	380,077
265,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	264,086
500,000	KeyBank NA, 4.15%, 8/8/25	486,017
100,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	102,121
200,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	192,611
310,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	349,024
205,000(c)(f)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	206,408
335,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	279,044
195,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	162,185
155,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	155,131
305,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	292,617
165,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	164,005

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
60,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	$ 60,122
200,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	203,298
645,000(c)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	531,297
55,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	55,063
185,000(c)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	202,580
210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	190,850
460,000(c)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	481,433
55,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	54,936
185,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	197,284
415,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	339,026
200,000(c)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	209,353
700,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	666,692
240,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	225,373
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	205,547
595,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	468,118
75,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	75,331
350,000(c)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	375,401
	Total Banks	$17,910,496
	Biotechnology — 0.1%
170,000	Amgen, Inc., 5.25%, 3/2/33	$ 171,430
	Total Biotechnology	$171,430
	Building Materials — 0.0%†
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 55,188
	Total Building Materials	$55,188
	Chemicals — 0.2%
252,000	Albemarle Corp., 5.65%, 6/1/52	$ 231,151
	Total Chemicals	$231,151
	Commercial Services — 0.5%
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 75,233
260,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	268,539
165,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	168,604
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	186,216
	Total Commercial Services	$698,592
	Diversified Financial Services — 3.4%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 192,973
265,000	Air Lease Corp., 2.10%, 9/1/28	231,918
165,000	Air Lease Corp., 2.875%, 1/15/32	138,938
215,000	Air Lease Corp., 3.125%, 12/1/30	188,711
395,000	Ally Financial, Inc., 4.75%, 6/9/27	383,715
130,000(c)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	133,792
50,000(c)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	51,836
60,000	Ally Financial, Inc., 8.00%, 11/1/31	66,834
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	247,548
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	29,826
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	336,663
285,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	219,619
125,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	123,024

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
310,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 304,404
30,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	29,954
140,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	145,392
220,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	225,290
30,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	30,703
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	409,583
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	227,757
140,000	OneMain Finance Corp., 3.50%, 1/15/27	129,962
404,000	OneMain Finance Corp., 4.00%, 9/15/30	345,762
90,000	OneMain Finance Corp., 9.00%, 1/15/29	95,500
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	267,661
	Total Diversified Financial Services	$4,557,365
	Electric — 1.4%
210,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 185,127
40,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	39,784
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	326,215
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	133,504
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	185,704
350,000	PacifiCorp, 5.45%, 2/15/34	351,126
255,000	Puget Energy, Inc., 2.379%, 6/15/28	227,426
220,000	Puget Energy, Inc., 4.10%, 6/15/30	200,799
55,000	Puget Energy, Inc., 4.224%, 3/15/32	49,877
120,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	128,083
	Total Electric	$1,827,645
	Energy-Alternate Sources — 0.0%†
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 35,849
	Total Energy-Alternate Sources	$35,849
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 365,113
	Total Entertainment	$365,113
	Food — 0.9%
120,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29	$ 106,254
57,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	46,487
255,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	251,219
90,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	88,929
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	380,400
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	172,286
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	165,572
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	20,201
	Total Food	$1,231,348
	Gas — 0.5%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 102,015
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	385,103
153,291	Nakilat, Inc., 6.267%, 12/31/33 (144A)	159,806
	Total Gas	$646,924

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.2%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 105,950
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	127,964
	Total Hand & Machine Tools	$233,914
	Healthcare-Products — 0.3%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 74,924
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	287,178
55,000	Smith & Nephew Plc, 5.40%, 3/20/34	54,729
	Total Healthcare-Products	$416,831
	Healthcare-Services — 0.1%
75,000	Humana, Inc., 5.375%, 4/15/31	$ 75,040
	Total Healthcare-Services	$75,040
	Insurance — 1.8%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 170,788
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	409,266
190,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	156,694
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	251,570
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	517,330
155,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	155,174
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	376,218
355,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	295,234
86,000	Primerica, Inc., 2.80%, 11/19/31	71,778
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,547
	Total Insurance	$2,433,599
	Iron & Steel — 0.2%
250,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 253,300
	Total Iron & Steel	$253,300
	Lodging — 0.6%
135,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	$ 135,545
55,000	Marriott International, Inc., 4.90%, 4/15/29	54,566
115,000	Marriott International, Inc., 5.30%, 5/15/34	113,743
520,000	Marriott International, Inc., 3.50%, 10/15/32	455,845
100,000	Marriott International, Inc., 4.625%, 6/15/30	97,289
	Total Lodging	$856,988
	Machinery-Diversified — 0.2%
210,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 205,756
100,000	Nordson Corp., 5.80%, 9/15/33	104,385
	Total Machinery-Diversified	$310,141
	Mining — 0.5%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 292,742
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	257,602
130,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%, 3/15/34 (144A)	130,829
	Total Mining	$681,173

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Multi-National — 0.2%
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 197,791
	Total Multi-National	$197,791
	Oil & Gas — 1.0%
640,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 546,968
450,000	Phillips 66 Co., 3.75%, 3/1/28	430,209
312,000	Valero Energy Corp., 6.625%, 6/15/37	340,123
	Total Oil & Gas	$1,317,300
	Pharmaceuticals — 0.6%
315,000	Cencora, Inc., 5.125%, 2/15/34	$ 314,461
35,000	CVS Health Corp., 5.25%, 1/30/31	35,262
260,000	CVS Health Corp., 5.25%, 2/21/33	260,070
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	192,196
	Total Pharmaceuticals	$801,989
	Pipelines — 1.8%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 65,451
160,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	173,846
40,000	Energy Transfer LP, 4.15%, 9/15/29	37,964
479,000	Energy Transfer LP, 4.95%, 5/15/28	474,996
224,000	Energy Transfer LP, 5.35%, 5/15/45	206,848
140,000	Energy Transfer LP, 6.00%, 6/15/48	139,150
125,000	Energy Transfer LP, 7.375%, 2/1/31 (144A)	130,752
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	243,678
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	119,307
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	196,467
20,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	20,404
115,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	118,596
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	48,504
80,000	Williams Cos., Inc., 5.15%, 3/15/34	79,279
89,000	Williams Cos., Inc., 7.75%, 6/15/31	98,512
250,000	Williams Cos., Inc., 7.50%, 1/15/31	278,154
	Total Pipelines	$2,431,908
	REITs — 1.7%
50,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 50,055
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	222,027
47,000	Highwoods Realty LP, 2.60%, 2/1/31	37,140
15,000	Highwoods Realty LP, 3.05%, 2/15/30	12,648
41,000	Highwoods Realty LP, 4.125%, 3/15/28	38,337
285,000	LXP Industrial Trust, 2.375%, 10/1/31	227,487
165,000	LXP Industrial Trust, 2.70%, 9/15/30	137,808
454,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	311,725
500,000	Simon Property Group LP , 5.50%, 3/8/33	509,182
500,000	Sun Communities Operating LP , 5.70%, 1/15/33	495,867
180,000	UDR, Inc., 4.40%, 1/26/29	173,679
	Total REITs	$2,215,955
	Retail — 1.0%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 47,598
55,000	AutoNation, Inc., 2.40%, 8/1/31	44,307

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
245,000	AutoNation, Inc., 3.85%, 3/1/32	$ 217,771
125,000	AutoNation, Inc., 4.75%, 6/1/30	120,021
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	339,080
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	313,221
295,000	Lowe's Cos., Inc., 3.75%, 4/1/32	270,974
	Total Retail	$1,352,972
	Semiconductors — 1.0%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 28,276
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	378,030
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	120,606
100,000	Broadcom, Inc., 4.30%, 11/15/32	93,961
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	200,301
260,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	259,209
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	262,510
	Total Semiconductors	$1,342,893
	Software — 0.3%
423,000	Autodesk, Inc., 2.40%, 12/15/31	$ 354,268
	Total Software	$354,268
	Telecommunications — 0.8%
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	$ 264,416
150,000	Motorola Solutions, Inc., 5.60%, 6/1/32	152,046
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32	147,164
165,000	T-Mobile USA, Inc., 5.05%, 7/15/33	163,209
145,000	T-Mobile USA, Inc., 5.20%, 1/15/33	145,161
115,000	T-Mobile USA, Inc., 5.75%, 1/15/34	119,758
	Total Telecommunications	$991,754
	Trucking & Leasing — 0.3%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 92,474
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	277,947
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	25,722
	Total Trucking & Leasing	$396,143
	Total Corporate Bonds (Cost $51,910,454)	$48,720,912

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(g)(h)+	Lorenz Re 2019, 6/30/24	$ 239
	Total Reinsurance Sidecars	$239
	Total Insurance-Linked Securities (Cost $4,216)	$239

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Foreign Government Bond — 0.1% of Net Assets
	Saudi Arabia — 0.1%
200,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 197,500
	Total Saudi Arabia	$197,500
	Total Foreign Government Bond (Cost $195,595)	$197,500

	U.S. Government and Agency Obligations — 51.4% of Net Assets
1,558,715	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 1,268,032
91,155	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	72,209
50,207	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	42,436
869,337	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	726,084
270,967	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	224,503
48,085	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	40,337
11,946	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	11,438
14,306	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	12,848
71,969	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	64,523
24,989	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	22,339
81,840	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	72,284
59,831	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	52,635
435,134	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	374,446
88,779	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	76,675
862,742	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	742,622
611,652	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	526,280
72,136	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	63,114
150,428	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	129,469
104,547	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	89,979
13,583	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	13,144
18,708	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	17,245
78,387	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	72,344
394,433	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	361,058
8,847	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	8,086
96,960	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	87,614
51,700	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	48,985
79,812	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	76,404
16,478	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	15,526
11,826	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	11,044
88,536	Federal Home Loan Mortgage Corp., 4.000%, 9/1/53	82,002
11,603	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	11,664
2,911	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,926
8,721	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	8,902
174,350	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	176,051
99,261	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	99,084
95,651	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	96,226
412	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	417
1,638	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,671
3,103	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	3,182
2,317	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,383
466	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	481
197,944	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	201,909
93,887	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	95,258

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
294,304	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	$ 296,963
100,000	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	102,451
913	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	934
482	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	495
2,181	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	2,237
572	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	585
3,611	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	3,693
1,526	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,562
54,006	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	55,486
262,537	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	277,053
91,029	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	93,710
99,460	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	101,940
99,342	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	101,932
198,726	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	207,825
418	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	432
693	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	715
536	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	540
1,653,963	Federal National Mortgage Association, 1.500%, 3/1/42	1,346,356
200,000	Federal National Mortgage Association, 2.000%, 4/15/39 (TBA)	177,209
564,468	Federal National Mortgage Association, 2.000%, 12/1/41	473,928
98,540	Federal National Mortgage Association, 2.000%, 2/1/42	82,698
431,016	Federal National Mortgage Association, 2.000%, 4/1/42	361,093
295,133	Federal National Mortgage Association, 2.000%, 11/1/51	238,076
83,691	Federal National Mortgage Association, 2.000%, 11/1/51	67,269
265,283	Federal National Mortgage Association, 2.000%, 3/1/52	210,482
3,600,000	Federal National Mortgage Association, 2.000%, 4/1/54 (TBA)	2,847,556
7,406	Federal National Mortgage Association, 2.500%, 7/1/30	6,961
6,494	Federal National Mortgage Association, 2.500%, 7/1/30	6,108
12,154	Federal National Mortgage Association, 2.500%, 7/1/30	11,432
100,000	Federal National Mortgage Association, 2.500%, 4/15/39 (TBA)	90,977
30,214	Federal National Mortgage Association, 2.500%, 2/1/43	25,884
6,564	Federal National Mortgage Association, 2.500%, 2/1/43	5,575
5,376	Federal National Mortgage Association, 2.500%, 3/1/43	4,607
5,432	Federal National Mortgage Association, 2.500%, 8/1/43	4,655
16,193	Federal National Mortgage Association, 2.500%, 4/1/45	13,834
18,693	Federal National Mortgage Association, 2.500%, 4/1/45	15,969
8,240	Federal National Mortgage Association, 2.500%, 4/1/45	7,039
13,161	Federal National Mortgage Association, 2.500%, 4/1/45	11,244
6,443	Federal National Mortgage Association, 2.500%, 4/1/45	5,504
8,419	Federal National Mortgage Association, 2.500%, 4/1/45	7,196
19,753	Federal National Mortgage Association, 2.500%, 4/1/45	16,875
17,834	Federal National Mortgage Association, 2.500%, 8/1/45	15,235
303,310	Federal National Mortgage Association, 2.500%, 8/1/50	257,239
777,664	Federal National Mortgage Association, 2.500%, 5/1/51	656,128
413,049	Federal National Mortgage Association, 2.500%, 5/1/51	348,730
830,263	Federal National Mortgage Association, 2.500%, 11/1/51	701,033
1,711,661	Federal National Mortgage Association, 2.500%, 1/1/52	1,435,409
83,518	Federal National Mortgage Association, 2.500%, 2/1/52	70,291
1,187,527	Federal National Mortgage Association, 2.500%, 4/1/52	982,766

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,749,398	Federal National Mortgage Association, 2.500%, 4/1/52	$ 1,449,315
393,564	Federal National Mortgage Association, 2.500%, 4/1/52	333,584
2,000,000	Federal National Mortgage Association, 2.500%, 4/1/54 (TBA)	1,652,921
4,579	Federal National Mortgage Association, 3.000%, 3/1/29	4,387
24,977	Federal National Mortgage Association, 3.000%, 10/1/30	23,767
25,487	Federal National Mortgage Association, 3.000%, 8/1/45	22,673
107,560	Federal National Mortgage Association, 3.000%, 2/1/47	96,146
77,143	Federal National Mortgage Association, 3.000%, 3/1/47	68,921
78,438	Federal National Mortgage Association, 3.000%, 4/1/47	69,687
94,737	Federal National Mortgage Association, 3.000%, 8/1/50	83,167
383,639	Federal National Mortgage Association, 3.000%, 2/1/51	336,271
92,247	Federal National Mortgage Association, 3.000%, 8/1/51	79,443
353,703	Federal National Mortgage Association, 3.000%, 11/1/51	309,030
456,882	Federal National Mortgage Association, 3.000%, 11/1/51	393,183
408,538	Federal National Mortgage Association, 3.000%, 1/1/52	357,361
91,538	Federal National Mortgage Association, 3.000%, 2/1/52	80,195
550,268	Federal National Mortgage Association, 3.000%, 3/1/52	485,054
456,913	Federal National Mortgage Association, 3.000%, 4/1/52	393,206
93,598	Federal National Mortgage Association, 3.000%, 5/1/52	81,919
248,134	Federal National Mortgage Association, 3.000%, 6/1/52	213,597
384,628	Federal National Mortgage Association, 3.000%, 6/1/52	331,001
500,000	Federal National Mortgage Association, 3.000%, 4/1/54 (TBA)	430,106
213,307	Federal National Mortgage Association, 3.000%, 2/1/57	182,666
4,860	Federal National Mortgage Association, 3.500%, 10/1/41	4,487
24,617	Federal National Mortgage Association, 3.500%, 9/1/45	22,447
70,134	Federal National Mortgage Association, 3.500%, 10/1/45	64,442
112,449	Federal National Mortgage Association, 3.500%, 1/1/48	102,895
119,329	Federal National Mortgage Association, 3.500%, 5/1/49	109,892
165,737	Federal National Mortgage Association, 3.500%, 3/1/52	150,411
418,284	Federal National Mortgage Association, 3.500%, 3/1/52	375,939
23,252	Federal National Mortgage Association, 3.500%, 4/1/52	20,821
90,105	Federal National Mortgage Association, 3.500%, 4/1/52	80,928
249,652	Federal National Mortgage Association, 3.500%, 5/1/52	225,607
2,000,000	Federal National Mortgage Association, 3.500%, 4/1/54 (TBA)	1,789,755
116,333	Federal National Mortgage Association, 3.500%, 8/1/58	103,247
86,477	Federal National Mortgage Association, 4.000%, 10/1/40	82,359
10,336	Federal National Mortgage Association, 4.000%, 12/1/40	9,839
149,886	Federal National Mortgage Association, 4.000%, 4/1/44	142,019
231,593	Federal National Mortgage Association, 4.000%, 7/1/51	215,856
61,242	Federal National Mortgage Association, 4.000%, 9/1/51	57,186
800,000	Federal National Mortgage Association, 4.000%, 4/1/54 (TBA)	740,801
157,992	Federal National Mortgage Association, 4.500%, 9/1/43	154,948
89,934	Federal National Mortgage Association, 4.500%, 1/1/44	88,201
900,000	Federal National Mortgage Association, 4.500%, 4/1/54 (TBA)	857,000
20,257	Federal National Mortgage Association, 5.000%, 5/1/31	20,207
100,000	Federal National Mortgage Association, 5.000%, 4/15/39 (TBA)	99,846
2,923	Federal National Mortgage Association, 5.000%, 12/1/44	2,917
275,890	Federal National Mortgage Association, 5.000%, 8/1/52	269,740
94,608	Federal National Mortgage Association, 5.000%, 4/1/53	92,489

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
300,000	Federal National Mortgage Association, 5.000%, 4/1/54 (TBA)	$ 292,699
2,303	Federal National Mortgage Association, 5.500%, 9/1/33	2,350
2,694	Federal National Mortgage Association, 5.500%, 12/1/34	2,743
8,441	Federal National Mortgage Association, 5.500%, 10/1/35	8,575
800,000	Federal National Mortgage Association, 5.500%, 4/15/39 (TBA)	806,180
186,376	Federal National Mortgage Association, 5.500%, 4/1/50	188,195
265,563	Federal National Mortgage Association, 5.500%, 4/1/50	268,155
96,390	Federal National Mortgage Association, 5.500%, 1/1/53	96,690
90,118	Federal National Mortgage Association, 5.500%, 2/1/53	90,362
88,875	Federal National Mortgage Association, 5.500%, 4/1/53	88,660
92,172	Federal National Mortgage Association, 5.500%, 4/1/53	91,949
98,072	Federal National Mortgage Association, 5.500%, 4/1/53	97,803
94,040	Federal National Mortgage Association, 5.500%, 4/1/53	94,199
97,547	Federal National Mortgage Association, 5.500%, 7/1/53	98,090
98,554	Federal National Mortgage Association, 5.500%, 7/1/53	99,062
1,251	Federal National Mortgage Association, 6.000%, 9/1/29	1,273
442	Federal National Mortgage Association, 6.000%, 10/1/32	448
1,776	Federal National Mortgage Association, 6.000%, 11/1/32	1,802
4,985	Federal National Mortgage Association, 6.000%, 11/1/32	5,064
6,035	Federal National Mortgage Association, 6.000%, 4/1/33	6,157
2,179	Federal National Mortgage Association, 6.000%, 5/1/33	2,226
3,210	Federal National Mortgage Association, 6.000%, 6/1/33	3,259
6,725	Federal National Mortgage Association, 6.000%, 7/1/34	6,855
869	Federal National Mortgage Association, 6.000%, 9/1/34	886
396	Federal National Mortgage Association, 6.000%, 7/1/38	402
105,339	Federal National Mortgage Association, 6.000%, 1/1/53	108,432
28,467	Federal National Mortgage Association, 6.000%, 1/1/53	29,134
94,346	Federal National Mortgage Association, 6.000%, 4/1/53	95,622
191,089	Federal National Mortgage Association, 6.000%, 5/1/53	196,545
91,633	Federal National Mortgage Association, 6.000%, 5/1/53	93,633
168,155	Federal National Mortgage Association, 6.000%, 6/1/53	171,967
96,264	Federal National Mortgage Association, 6.000%, 7/1/53	97,908
92,467	Federal National Mortgage Association, 6.000%, 7/1/53	95,252
95,176	Federal National Mortgage Association, 6.000%, 7/1/53	98,738
95,470	Federal National Mortgage Association, 6.000%, 7/1/53	97,229
192,806	Federal National Mortgage Association, 6.000%, 8/1/53	196,617
731,284	Federal National Mortgage Association, 6.000%, 9/1/53	737,990
105,346	Federal National Mortgage Association, 6.000%, 2/1/54	106,298
340	Federal National Mortgage Association, 6.500%, 4/1/29	347
487	Federal National Mortgage Association, 6.500%, 2/1/32	506
1,217	Federal National Mortgage Association, 6.500%, 3/1/32	1,248
2,071	Federal National Mortgage Association, 6.500%, 4/1/32	2,128
1,059	Federal National Mortgage Association, 6.500%, 8/1/32	1,082
720	Federal National Mortgage Association, 6.500%, 8/1/32	736
10,959	Federal National Mortgage Association, 6.500%, 7/1/34	11,383
188,212	Federal National Mortgage Association, 6.500%, 3/1/53	195,005
93,144	Federal National Mortgage Association, 6.500%, 8/1/53	95,663
99,259	Federal National Mortgage Association, 6.500%, 8/1/53	102,807
99,337	Federal National Mortgage Association, 6.500%, 8/1/53	101,924

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
67,018	Federal National Mortgage Association, 6.500%, 8/1/53	$ 68,702
289,009	Federal National Mortgage Association, 6.500%, 9/1/53	298,999
94,001	Federal National Mortgage Association, 6.500%, 9/1/53	96,570
100,000	Federal National Mortgage Association, 6.500%, 3/1/54	102,951
2,800,000	Federal National Mortgage Association, 6.500%, 4/15/54 (TBA)	2,860,531
357	Federal National Mortgage Association, 7.000%, 11/1/29	368
273	Federal National Mortgage Association, 7.000%, 7/1/31	282
832	Federal National Mortgage Association, 7.000%, 1/1/32	858
205	Federal National Mortgage Association, 7.500%, 2/1/31	210
1,441	Federal National Mortgage Association, 8.000%, 10/1/30	1,491
300,000	Government National Mortgage Association, 2.000%, 4/15/54 (TBA)	245,734
500,000	Government National Mortgage Association, 2.500%, 4/15/54 (TBA)	425,808
600,000	Government National Mortgage Association, 3.000%, 4/20/54 (TBA)	529,064
100,000	Government National Mortgage Association, 3.500%, 4/15/54 (TBA)	90,988
0	Government National Mortgage Association, 4.500%, 3/20/54 (TBA)	0
300,000	Government National Mortgage Association, 5.000%, 4/15/54 (TBA)	294,827
400,000	Government National Mortgage Association, 5.500%, 4/15/54 (TBA)	399,624
700,000	Government National Mortgage Association, 6.000%, 4/15/54 (TBA)	706,118
600,000	Government National Mortgage Association, 6.500%, 4/15/54 (TBA)	610,004
80,082	Government National Mortgage Association I, 3.500%, 11/15/41	74,866
28,310	Government National Mortgage Association I, 3.500%, 8/15/42	26,361
10,152	Government National Mortgage Association I, 3.500%, 10/15/42	9,453
31,027	Government National Mortgage Association I, 3.500%, 1/15/45	28,889
20,452	Government National Mortgage Association I, 3.500%, 8/15/46	18,967
9,978	Government National Mortgage Association I, 4.000%, 1/15/25	9,878
48,108	Government National Mortgage Association I, 4.000%, 8/15/43	47,206
59,229	Government National Mortgage Association I, 4.000%, 3/15/44	56,316
11,214	Government National Mortgage Association I, 4.000%, 9/15/44	10,661
23,755	Government National Mortgage Association I, 4.000%, 4/15/45	22,584
35,042	Government National Mortgage Association I, 4.000%, 6/15/45	33,475
3,892	Government National Mortgage Association I, 4.000%, 7/15/45	3,691
6,393	Government National Mortgage Association I, 4.000%, 8/15/45	6,052
22,006	Government National Mortgage Association I, 4.500%, 5/15/39	21,659
784	Government National Mortgage Association I, 4.500%, 8/15/41	763
3,428	Government National Mortgage Association I, 5.500%, 3/15/33	3,495
4,032	Government National Mortgage Association I, 5.500%, 7/15/33	4,132
10,424	Government National Mortgage Association I, 5.500%, 8/15/33	10,681
6,266	Government National Mortgage Association I, 5.500%, 10/15/34	6,398
2,247	Government National Mortgage Association I, 6.000%, 4/15/28	2,283
1,409	Government National Mortgage Association I, 6.000%, 2/15/29	1,430
3,691	Government National Mortgage Association I, 6.000%, 9/15/32	3,797
1,025	Government National Mortgage Association I, 6.000%, 10/15/32	1,040
8,348	Government National Mortgage Association I, 6.000%, 11/15/32	8,589
3,980	Government National Mortgage Association I, 6.000%, 11/15/32	4,020
2,503	Government National Mortgage Association I, 6.000%, 1/15/33	2,573
7,259	Government National Mortgage Association I, 6.000%, 12/15/33	7,477
3,177	Government National Mortgage Association I, 6.000%, 8/15/34	3,292
6,651	Government National Mortgage Association I, 6.000%, 8/15/34	6,815
202	Government National Mortgage Association I, 6.500%, 3/15/26	205

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,055	Government National Mortgage Association I, 6.500%, 6/15/28	$ 1,073
3,203	Government National Mortgage Association I, 6.500%, 5/15/29	3,278
1,114	Government National Mortgage Association I, 6.500%, 5/15/29	1,133
6,617	Government National Mortgage Association I, 6.500%, 7/15/31	6,806
2,149	Government National Mortgage Association I, 6.500%, 9/15/31	2,219
4,138	Government National Mortgage Association I, 6.500%, 10/15/31	4,226
1,724	Government National Mortgage Association I, 6.500%, 12/15/31	1,759
761	Government National Mortgage Association I, 6.500%, 12/15/31	784
460	Government National Mortgage Association I, 6.500%, 4/15/32	477
253	Government National Mortgage Association I, 6.500%, 4/15/32	258
375	Government National Mortgage Association I, 6.500%, 6/15/32	382
963	Government National Mortgage Association I, 6.500%, 6/15/32	988
2,462	Government National Mortgage Association I, 6.500%, 7/15/32	2,546
6,653	Government National Mortgage Association I, 6.500%, 12/15/32	6,796
5,007	Government National Mortgage Association I, 7.000%, 7/15/26	4,992
318	Government National Mortgage Association I, 7.000%, 9/15/27	319
5,823	Government National Mortgage Association I, 7.000%, 2/15/28	5,801
485	Government National Mortgage Association I, 7.000%, 11/15/28	485
1,261	Government National Mortgage Association I, 7.000%, 1/15/29	1,270
837	Government National Mortgage Association I, 7.000%, 6/15/29	834
237	Government National Mortgage Association I, 7.000%, 7/15/29	238
624	Government National Mortgage Association I, 7.000%, 7/15/29	625
433	Government National Mortgage Association I, 7.000%, 12/15/30	434
1,061	Government National Mortgage Association I, 7.000%, 2/15/31	1,064
1,059	Government National Mortgage Association I, 7.000%, 8/15/31	1,096
1,039	Government National Mortgage Association I, 7.500%, 10/15/29	1,039
2,140	Government National Mortgage Association II, 3.500%, 3/20/45	1,921
3,933	Government National Mortgage Association II, 3.500%, 4/20/45	3,617
12,866	Government National Mortgage Association II, 3.500%, 4/20/45	11,849
7,278	Government National Mortgage Association II, 3.500%, 4/20/45	6,688
30,738	Government National Mortgage Association II, 3.500%, 1/20/46	28,409
13,921	Government National Mortgage Association II, 3.500%, 3/20/46	12,859
57,307	Government National Mortgage Association II, 3.500%, 11/20/46	52,933
7,398	Government National Mortgage Association II, 4.000%, 8/20/39	7,114
9,204	Government National Mortgage Association II, 4.000%, 7/20/42	8,850
115,608	Government National Mortgage Association II, 4.000%, 7/20/44	111,042
11,485	Government National Mortgage Association II, 4.000%, 9/20/44	11,029
12,149	Government National Mortgage Association II, 4.000%, 3/20/46	11,597
36,450	Government National Mortgage Association II, 4.000%, 10/20/46	34,688
27,668	Government National Mortgage Association II, 4.000%, 2/20/48	26,022
35,275	Government National Mortgage Association II, 4.000%, 4/20/48	33,177
3,443	Government National Mortgage Association II, 4.500%, 9/20/41	3,392
19,161	Government National Mortgage Association II, 4.500%, 5/20/43	18,881
61,237	Government National Mortgage Association II, 4.500%, 1/20/44	60,418
41,273	Government National Mortgage Association II, 4.500%, 9/20/44	40,746
15,927	Government National Mortgage Association II, 4.500%, 10/20/44	15,714
30,506	Government National Mortgage Association II, 4.500%, 11/20/44	30,098
78,325	Government National Mortgage Association II, 4.500%, 2/20/48	76,358
94,013	Government National Mortgage Association II, 5.500%, 9/20/52	94,032

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,086	Government National Mortgage Association II, 6.000%, 11/20/33	$ 4,214
580	Government National Mortgage Association II, 6.500%, 8/20/28	590
1,025	Government National Mortgage Association II, 6.500%, 12/20/28	1,043
692	Government National Mortgage Association II, 6.500%, 9/20/31	717
390	Government National Mortgage Association II, 7.000%, 5/20/26	398
1,775	Government National Mortgage Association II, 7.000%, 2/20/29	1,814
361	Government National Mortgage Association II, 7.000%, 1/20/31	377
126	Government National Mortgage Association II, 7.500%, 8/20/27	127
21	Government National Mortgage Association II, 8.000%, 8/20/25	21
3,500,000(i)	U.S. Treasury Bills, 4/2/24	3,499,492
10,000,000(i)	U.S. Treasury Bills, 4/23/24	9,967,794
8,275,600	U.S. Treasury Bonds, 2.250%, 2/15/52	5,443,470
1,683,800	U.S. Treasury Bonds, 3.000%, 2/15/48	1,316,982
1,614,200	U.S. Treasury Bonds, 4.375%, 8/15/43	1,595,031
1,127,817	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	984,345
1,065,000	U.S. Treasury Notes, 4.250%, 2/28/29	1,066,414
600,000	U.S. Treasury Notes, 4.500%, 9/30/30	613,148
	Total U.S. Government and Agency Obligations (Cost $70,121,168)	$68,632,437

Shares
	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
1,055,615(j)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 1,055,615
		$1,055,615
	TOTAL SHORT TERM INVESTMENTS (Cost $1,055,615)	$1,055,615
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.0% (Cost $151,970,070)	$144,179,410
		Net Realized Gain (Loss) for the period ended 3/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/24	Capital Gain Distributions for the period ended 3/31/24	Dividend Income for the period ended 3/31/24	Value
	Affiliated Issuer — 2.6%
	Closed-End Fund — 2.6% of Net Assets
380,919(k)	Pioneer ILS Interval Fund	$—	$140,940	$—	$—	$ 3,382,563
	Total Investments in Affiliated Issuer — 2.6% (Cost $3,756,107)					$3,382,563

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	TBA SALES COMMITMENTS — (0.1)% of Net Assets
	U.S. Government and Agency Obligations — (0.1)%
(100,000)	Federal National Mortgage Association, 6.000%, 4/1/54 (TBA)	$ (100,910)
	TOTAL TBA SALES COMMITMENTS (Proceeds $100,805)	$(100,910)

	OTHER ASSETS AND LIABILITIES — (10.5)%	$(13,972,561)
	net assets — 100.0%	$133,488,502

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $41,081,013, or 30.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,216	$ 239
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
33	U.S. 2 Year Note (CBT)	6/28/24	$6,753,994	$6,747,984	$(6,010)
336	U.S. 5 Year Note (CBT)	6/28/24	35,863,516	35,957,252	93,736
			$42,617,510	$42,705,236	$87,726
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6	U.S. 10 Year Note (CBT)	6/18/24	$(662,531)	$(664,781)	$(2,250)
22	U.S. 10 Year Ultra Bond (CBT)	6/18/24	(2,509,061)	(2,521,406)	(12,345)
3	U.S. Long Bond (CBT)	6/18/24	(357,118)	(361,313)	(4,195)
24	U.S. Ultra Bond (CBT)	6/18/24	(3,059,935)	(3,096,000)	(36,065)
			$(6,588,645)	$(6,643,500)	$(54,855)
TOTAL FUTURES CONTRACTS			$36,028,865	$36,061,736	$32,871
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
5,811,300	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(50,513)	$(389,064)	$(439,577)
2,900,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(209,702)	(4,169)	(213,871)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(260,215)	$(393,233)	$(653,448)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$376,622	$—	$376,622
Asset Backed Securities	—	9,705,080	—	9,705,080
Collateralized Mortgage Obligations	—	9,949,606	—	9,949,606
Commercial Mortgage-Backed Securities	—	5,541,399	—*	5,541,399
Corporate Bonds	—	48,720,912	—	48,720,912
Insurance-Linked Securities
Reinsurance Sidecars	—	—	239	239
Foreign Government Bond	—	197,500	—	197,500
U.S. Government and Agency Obligations	—	68,632,437	—	68,632,437
Open-End Fund	1,055,615	—	—	1,055,615
Affiliated Closed-End Fund	3,382,563	—	—	3,382,563
Total Investments in Securities	$4,438,178	$143,123,556	$239	$147,561,973
Liabilities
TBA Sales Commitments	$—	$(100,910)	$—	$(100,910)
Total Liabilities	$—	$(100,910)	$—	$(100,910)

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$32,871	$—	$—	$32,871
Centrally cleared swap contracts^	—	(393,233)	—	(393,233)
Total Other Financial Instruments	$32,871	$(393,233)	$—	$(360,362)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended March 31, 2024, there were no transfers in or out of Level 3.